UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2002

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California	February 12, 2003

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  254913
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
                                 Form 13F INFORMATION TABLE
                                        VALUE    QUANTITY   SH/ PUT/ INV   OTH VTG
NAME OF ISSUER       CLASS   CUSIP     (X$1000)  OF SHARES  PRN CALL DSCRN MGR AUT
---------------      -----   -----     --------  ---------  --- ---- ----- --- ---
Abbott Laboratories   COM  002824100    8,752      218,800  SH  N/A  SOLE  N/A SOLE
Agilent               COM  00846U101    4,109      228,789  SH       SOLE      SOLE
American Express      COM  025816109    7,863      222,420  SH       SOLE      SOLE
Automatic Data Proc'g COM  053015103    7,202      183,500  SH       SOLE      SOLE
Baxter International  COM  071813109    3,455      123,400  SH       SOLE      SOLE
Berkshire Hathaway B  COM  084670207   13,852        5,717  SH       SOLE      SOLE
Berkshire Hathaway A  COM  084670108      291            4  SH       SOLE      SOLE
Block H&R             COM  093671105    4,981      123,900  SH       SOLE      SOLE
Coca-Cola             COM  191216100   11,633      265,350  SH       SOLE      SOLE
Costco Cos. Inc Com   COM  22160Q102    7,868      280,400  SH       SOLE      SOLE
Dell Computers        COM  247025109   10,463      391,300  SH       SOLE      SOLE
Gannett Co.           COM  364730101   12,321      171,600  SH       SOLE      SOLE
Gillette              COM  375766102   10,587      348,700  SH       SOLE      SOLE
Goldman Sachs         COM  38141G104    9,255      135,900  SH       SOLE      SOLE
Hershey Foods         COM  427866108   14,668      217,500  SH       SOLE      SOLE
Johnson & Johnson     COM  478160104   10,712      199,440  SH       SOLE      SOLE
McDonald's Corp.      COM  580135101    7,505      466,700  SH       SOLE      SOLE
Merck & Co.           COM  589331107   12,073      213,260  SH       SOLE      SOLE
Microsoft Corp.       COM  594918104    5,480      106,000  SH       SOLE      SOLE
Moody's Corporation   COM  615369105    4,856      117,600  SH       SOLE      SOLE
Morgan Stanley        COM  617446448    7,441      186,400  SH       SOLE      SOLE
N.Y. Times Co.        COM  650111107    6,585      144,000  SH       SOLE      SOLE
NIKE, Inc. 'B'        COM  654106103   11,780      264,900  SH       SOLE      SOLE
Omnicom Group         COM  681919106    6,156       95,300  SH       SOLE      SOLE
Oracle                COM  68389X105    6,085      563,400  SH       SOLE      SOLE
PepsiCo, Inc.         COM  713448108   10,939      259,100  SH       SOLE      SOLE
Pfizer, Inc.          COM  717081103    6,160      201,500  SH       SOLE      SOLE
Sysco Corp.           COM  871829107    6,426      215,700  SH       SOLE      SOLE
Wal-Mart Stores       COM  931142103   10,678      211,400  SH       SOLE      SOLE
Wrigley (Wm.) Jr.     COM  982526105   14,737      268,540  SH       SOLE      SOLE

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